Average Annual Total Returns - FidelityMarylandMunicipalIncomeFund-PRO - FidelityMarylandMunicipalIncomeFund-PRO - Fidelity Maryland Municipal Income Fund	Oct. 30, 2024
Fidelity Maryland Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.20%
Past 5 years	1.84%
Past 10 years	2.70%
Fidelity Maryland Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.20%
Past 5 years	1.80%
Past 10 years	2.61%
Fidelity Maryland Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.69%
Past 5 years	1.94%
Past 10 years	2.64%
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
IXYH6
Average Annual Return:
Past 1 year	5.50%
Past 5 years	1.90%
Past 10 years	2.87%